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                                  Ropes & Gray
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                  Writer's Direct Dial Number: (202) 626-3967
                                  May 5, 1998

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Eureka Funds (File Nos. 333-32483 and 811-8305
          ----------------------------------------------

Ladies/Gentlemen:

    Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 3 filed on April 29, 1998 and effective on April 29, 1998 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 3 was filed electronically.


                                        Sincerely,

                                        EUREKA FUNDS
                                        Registrant

                                        By:  /s/ Alyssa Albertelli
                                            -----------------------------
                                            Alyssa Albertelli
                                            Pursuant to power of attorney
                                            filed previously